Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The following table sets forth a breakdown of cash by currency denomination and jurisdiction as of December 31, 2024 and 2025.
	RMB equivalent (US$)	RMB		Total in RMB
		China
	Overseas	Non VIE	VIEs
December 31, 2024	215,803,132	1,023,214	3,897,892	220,724,238
December 31, 2025	114,874	968,850	11,699,127	12,782,851